SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 2,746
Less, accumulated depreciation	(249)
Equipment, net	2,497
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 2,746